UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:September 30, 2009

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  November 13, 2009

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 53
Form 13 F Information Table Value Total: 206,070

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      866    11740 SH       SOLE                    11740
AT&T Corp New                  COM              00206r102      529    19590 SH       SOLE                    19590
Abbott Laboratories            COM              002824100     3303    66760 SH       SOLE                    66760
Agilent Technologies Inc       COM              00846U101     4886   175580 SH       SOLE                   175580
BP PLC - Spons ADR             COM              055622104     7689   144453 SH       SOLE                   144453
Barrick Gold Corp              COM              067901108     2660    70175 SH       SOLE                    70175
Baxter International Inc       COM              071813109     3593    63020 SH       SOLE                    63020
Berkshire Hathaway Inc-CL A    COM              084670108      303        3 SH       SOLE                        3
Bristol-Myers Squibb Co        COM              110122108     7208   320084 SH       SOLE                   320084
Central Fund Canada CL A       COM              153501101     7358   555320 SH       SOLE                   555320
Chubb Corporation              COM              171232101      223     4424 SH       SOLE                     4424
Citigroup Inc                  COM              172967101       49    10150 SH       SOLE                    10150
Coca-Cola Co                   COM              191216100      666    12405 SH       SOLE                    12405
ConocoPhillips                 COM              20825C104     1839    40717 SH       SOLE                    40717
DuPont E I de Nemours & Co     COM              263534109     1886    58688 SH       SOLE                    58688
Emerson Electric Co            COM              291011104      277     6900 SH       SOLE                     6900
Exxon Mobil Corporation        COM              30231G102     1635    23833 SH       SOLE                    23833
Fluor Corp                     COM              343412102     3261    64120 SH       SOLE                    64120
Foster Wheeler AG              COM              H27178104     3386   106125 SH       SOLE                   106125
General Electric Co            COM              369604103     3159   192399 SH       SOLE                   192399
Goodyear Tire & Rubber Co      COM              382550101     4272   250875 SH       SOLE                   250875
Helmerich & Payne              COM              423452101     7853   198660 SH       SOLE                   198660
Hewlett Packard Co             COM              428236103    36800   779505 SH       SOLE                   779505
Home Depot Inc                 COM              437076102     4360   163650 SH       SOLE                   163650
Hospira Inc                    COM              441060100     6047   135585 SH       SOLE                   135585
Intel Corp                     COM              458140100      589    30114 SH       SOLE                    30114
International Business Machine COM              459200101     6864    57389 SH       SOLE                    57389
Johnson & Johnson              COM              478160104      782    12850 SH       SOLE                    12850
Lilly Eli & Co                 COM              532457108     3179    96235 SH       SOLE                    96235
Market Vectors Agribusiness    COM              57060u605     8836   228675 SH       SOLE                   228675
Market Vectors Global Alternat COM              57060U407     4279   167415 SH       SOLE                   167415
Merck & Co. Inc                COM              58933Y105      531    16796 SH       SOLE                    16796
NSTAR                          COM              67019E107     3319   104300 SH       SOLE                   104300
National Penn Bancshares Inc   COM              637138108      149    24329 SH       SOLE                    24329
Newmont Mining Corp            COM              651639106     6441   146312 SH       SOLE                   146312
Northrop Grumman Corp          COM              666807102     4109    79400 SH       SOLE                    79400
Penn West Energy Trust         COM              707885109     6839   431750 SH       SOLE                   431750
Procter & Gamble Co            COM              742718109     1181    20382 SH       SOLE                    20382
SPDR Gold Trust                COM              78463V107     3871    39160 SH       SOLE                    39160
Supervalu Inc                  COM              868536103     3872   257100 SH       SOLE                   257100
TECO Energy Inc                COM              872375100     5449   387020 SH       SOLE                   387020
Travelers Cos Inc              COM              89417E109     5999   121855 SH       SOLE                   121855
Union Pacific Corp             COM              907818108      274     4700 SH       SOLE                     4700
United Technologies Corp       COM              913017109     5992    98340 SH       SOLE                    98340
Verigy Ltd                     COM              y93691106      224    19282 SH       SOLE                    19282
Verizon Communications         COM              92343V104     6472   213814 SH       SOLE                   213814
Wilmington Trust Corporation   COM              971807102      314    22100 SH       SOLE                    22100
Windstream Corporation         COM              97381W104     5122   505650 SH       SOLE                   505650
Wyeth                          COM              983024100      570    11741 SH       SOLE                    11741
Xcel Energy Inc                COM              98389B100     5864   304800 SH       SOLE                   304800
IShares S&P 500 Index Fund                      464287200      230 2165.0000SH       SOLE                2165.0000
Vanguard Idx Trust 500 Port                     922908108      201 2058.8514SH       SOLE                2058.8514
Vanguard Utilities ETF                          92204A876      409 6640.0000SH       SOLE                6640.0000